Related Parties Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 8 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related party balances as of June 30, 2025 and December 31, 2024, and transactions for the six months ended June 30, 2025 and 2024 are as follows:

(1)	Related party relationships:

Name of Related Party	Relationship to the Company
Mr. Yujun Xiao	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”)	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares
Jiangsu Hephaesi Semiconductor Co., Ltd	Mr. Yujun Xiao is the legal representative and holds 2% of the shares

(2)	Sales of products to a related party:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Jiangsu Hephaesi Semiconductor Co., Ltd	$480,183	$—

(3)	Purchases from a related party:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Anhui Zhongke	$144,628	$565,466

Our affiliated entity Anhui Zhongke and HUHU China entered into a software purchase agreement, whereby Anhui Zhongke sold factory management and monitoring software to HUHU China. The purchase price of the software is $144,628 and $565,466 for the six months ended June 30, 2025 and 2024, respectively. The software was then sold to customers and the purchase price of the software was included in cost of revenue.

(4)	Accounts receivable-a related party:

	As of June 30,	As of December 31,
	2025	2024
Jiangsu Hephaesi Semiconductor Co., Ltd	$950,052	$—

The account receivable balance as of June 30, 2025 has been full collected as of July 30, 2025.

(5)	Due to a related party:

	As of June 30,	As of December 31,
	2025	2024
Mr. Yujun Xiao	$506,115	$246,454

Mr. Yujun Xiaomade advances to the Company as working capital to support the Company’s operations. The balances are unsecured, interest-free and due upon demand.